Net Income/(Loss) per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	¥ (205,701)	¥ 417,976	¥ 664,196
Net income/(loss) from discontinued operations attributable to Phoenix New Media Limited		(37,607)	63,633
Net income/(loss) attributable to Phoenix New Media Limited	(205,701)	380,369	727,829
Numerator:
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited	(205,701)	417,976	664,196
Net income/(loss) from discontinued operations attributable to Phoenix New Media Limited		(37,607)	63,633
Net income/(loss) attributable to Phoenix New Media Limited	¥ (205,701)	¥ 380,369	¥ 727,829
Ordinary Shares
Denominator:
Basic	582,324,325	582,324,325	582,275,800
Net income/(loss) from continuing operations per Class A and Class B ordinary share — basic	¥ (0.35)	¥ 0.72	¥ 1.14
Net income/(loss) from discontinued operations per Class A and Class B ordinary share — basic		(0.07)	0.11
Basic net income/(loss) per share	¥ (0.35)	¥ 0.65	¥ 1.25
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Diluted	582,324,325	582,324,325	582,275,800
Net income/(loss) from continuing operations per Class A and Class B ordinary share — diluted	¥ (0.35)	¥ 0.72	¥ 1.14
Net income/(loss) from discontinued operations per Class A and Class B ordinary share — diluted		(0.07)	0.11
Diluted net income/(loss) per share	¥ (0.35)	¥ 0.65	¥ 1.25